Retirement benefit obligations - Comprehensive loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit plans
Current service cost	SFr (20,383)	SFr (13,835)	SFr (13,651)
Past service cost	66,273	1,348	1,826
Interest cost	(23,182)	(8,797)	(4,941)
Interest income	22,717	9,065	4,446
Company pension amount	45,425	(12,219)	(12,320)
Discontinued operations
Defined benefit plans
Current service cost	(59,730)	(254,667)	(291,137)
Past service cost	20,296	25,551	34,633
Interest cost	(34,030)	(166,812)	(93,698)
Interest income	30,971	171,895	84,305
Company pension amount	(42,493)	SFr (224,032)	SFr (265,897)
Increase (decrease) in pension costs	(200,000)
Discontinued operations as disclosed below
Defined benefit plans
Past service cost due to transfer of employees	SFr 433,791